Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	¥ 99,437	¥ 85,688
Additions	5,169	8,054
Disposals	(1,330)	(91)
Transfer from advanced payments on acquisition of aircraft	53	335
Transfer from investment properties (Note 17)	425	76
Transfer from right-of-use assets (Note 18(a))	6,402	14,264
Transfer to investment properties (Note 17)	(13)	(23)
Transfer (to) other non-current assets	(2)	242
Disposal of a subsidiary		(26)
Depreciation provided during the year	(9,067)	(9,078)
Impairment (note)	(31)	(4)	¥ (15)
Ending balance	101,043	99,437	85,688
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	162,072	136,538
Ending balance	174,342	162,072	136,538
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(62,635)	(50,850)
Ending balance	(73,299)	(62,635)	(50,850)
Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	99,437	85,688
Ending balance	101,043	99,437	85,688
Aircraft, engines and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	79,479	68,565
Additions	3,517	4,137
Disposals	(781)	(10)
Transfer from advanced payments on acquisition of aircraft	53	335
Transfer from right-of-use assets (Note 18(a))	6,402	14,264
Depreciation provided during the year	(7,680)	(7,812)
Impairment (note)	(31)
Ending balance	80,959	79,479	68,565
Aircraft, engines and flight equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	133,845	111,968
Ending balance	144,827	133,845	111,968
Aircraft, engines and flight equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(54,366)	(43,403)
Ending balance	(63,868)	(54,366)	(43,403)
Aircraft, engines and flight equipment [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	79,479	68,565
Ending balance	80,959	79,479	68,565
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	11,654	8,530
Additions	69	(41)
Disposals	(22)	(40)
Transfer from construction in progress	1,102	3,523
Transfer from investment properties (Note 17)	425	76
Transfer to investment properties (Note 17)	(13)	(23)
Disposal of a subsidiary		(8)
Depreciation provided during the year	(501)	(363)
Ending balance	12,714	11,654	8,530
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,153	10,689
Ending balance	15,816	14,153	10,689
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,499)	(2,159)
Ending balance	(3,102)	(2,499)	(2,159)
Buildings [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	11,654	8,530
Ending balance	12,714	11,654	8,530
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,447	4,174
Additions	528	716
Disposals	(102)	(41)
Transfer from construction in progress	21	214
Transfer (to) other non-current assets		309
Disposal of a subsidiary		(18)
Depreciation provided during the year	(886)	(903)
Impairment (note)		(4)
Ending balance	4,008	4,447	4,174
Other property, plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,217	9,462
Ending balance	10,337	10,217	9,462
Other property, plant and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,770)	(5,288)
Ending balance	(6,329)	(5,770)	(5,288)
Other property, plant and equipment [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,447	4,174
Ending balance	4,008	4,447	4,174
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,857	4,419
Additions	1,055	3,242
Disposals	(425)
Transfer from construction in progress	(1,123)	(3,737)
Transfer (to) other non-current assets	(2)	(67)
Ending balance	3,362	3,857	4,419
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,857	4,419
Ending balance	3,362	3,857	4,419
Construction in progress [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,857	4,419
Ending balance	¥ 3,362	¥ 3,857	¥ 4,419